FINANCING AND LOANS - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCING AND LOANS
Beginning of the year	R$ 45,121,791
Raising / Cost	15,947,038
Interest, Monetary and exchange variations incurred	4,939,423
Interest paid	(2,855,820)
Amortization of the Principal	(6,391,634)
Transfers	198,587
Classification held for sale	(2,586,587)
End of the year	54,372,798	R$ 45,121,791
Financing and Loans
FINANCING AND LOANS
Beginning of the year	45,121,791	45,620,428	R$ 46,398,260
Raising / Cost		5,367,977	4,908,543
Interest, Monetary and exchange variations incurred		4,076,161	1,631,354
Costs incurred and paid		(85,301)
Interest paid		(3,774,082)	(3,192,992)
Amortization of the Principal		(5,462,883)	(4,119,667)
Transfers		87,446	(5,070)
Classification held for sale		(707,954)
End of the year		45,121,791	45,620,428
Foreign Currency
FINANCING AND LOANS
Beginning of the year	11,412,328	12,096,793	15,285,515
Raising / Cost			169,670
Interest, Monetary and exchange variations incurred	2,660,094		(1,686,305)
Interest paid	(751,047)		(763,935)
Amortization of the Principal	(711,884)		(908,153)
Classification held for sale	(1,580)
End of the year	12,607,912	11,412,328	12,096,793
BID
FINANCING AND LOANS
Beginning of the year		461,386	655,467
Interest, Monetary and exchange variations incurred			(89,169)
Interest paid			(15,423)
Amortization of the Principal			(89,489)
End of the year			461,386
Inter-American Development Bank (IADB)
FINANCING AND LOANS
Beginning of the year	381,070	461,387
Interest, Monetary and exchange variations incurred	73,180	14,168
Interest paid	(13,253)	(11,195)
Amortization of the Principal	(60,165)	(83,289)
End of the year	380,832	381,070	461,387
Corporacin Andino de Fomento (CAF)
FINANCING AND LOANS
Beginning of the year	369,192	834,550	1,563,208
Interest, Monetary and exchange variations incurred	67,424	34,871	(185,683)
Interest paid	(15,746)	(25,263)	(36,922)
Amortization of the Principal	(131,819)	(474,965)	(506,053)
End of the year	289,051	369,192	834,550
Kreditanstalt fur Wiederaufbau (KFW)
FINANCING AND LOANS
Beginning of the year	230,144	203,712	251,819
Interest, Monetary and exchange variations incurred	34,020	37,537	(42,195)
Interest paid	(6,871)	(6,167)	(5,913)
Amortization of the Principal	(12,586)	(4,938)
End of the year	244,708	230,144	203,712
Eximbank
FINANCING AND LOANS
Beginning of the year	32,408	92,353	178,794
Interest, Monetary and exchange variations incurred	1,932	3,540	(12,565)
Interest paid	(339)	(1,561)	(3,204)
Amortization of the Principal	(34,001)	(61,924)	(70,671)
End of the year		32,408	92,353
BNP Paribas
FINANCING AND LOANS
Beginning of the year	465,084	572,741	822,368
Interest, Monetary and exchange variations incurred	90,855	19,493	(120,778)
Interest paid	(14,509)	(11,795)	(11,042)
Amortization of the Principal	(132,671)	(115,356)	(117,807)
End of the year	408,759	465,084	572,741
Other
FINANCING AND LOANS
Beginning of the year		791,009	888,020
Raising / Cost			169,670
Interest, Monetary and exchange variations incurred			(125,836)
Interest paid			(16,713)
Amortization of the Principal			(124,132)
End of the year			791,009
Other
FINANCING AND LOANS
Beginning of the year	655,980	775,220
Interest, Monetary and exchange variations incurred	115,660	19,831
Interest paid	(12,833)	(16,420)
Amortization of the Principal	(340,642)	(122,649)
End of the year	418,164	655,980	775,220
Expires 07/30/2019
FINANCING AND LOANS
Beginning of the year	3,419,190	3,368,646	4,019,639
Interest, Monetary and exchange variations incurred	864,143	301,087	(362,233)
Interest paid	(278,291)	(250,544)	(288,759)
End of the year	4,005,041	3,419,190	3,368,646
Expires 10/27/2021
FINANCING AND LOANS
Beginning of the year	5,857,687	5,771,097	6,904,345
Interest, Monetary and exchange variations incurred	1,412,873	449,300	(747,288)
Interest paid	(409,205)	(362,709)	(385,960)
End of the year	6,861,356	5,857,687	5,771,097
Other
FINANCING AND LOANS
Beginning of the year	11,412,330	12,091,850
Interest, Monetary and exchange variations incurred		880,264
Interest paid		(685,654)
Amortization of the Principal		(863,121)
Classification held for sale		(11,009)
End of the year		11,412,330	12,091,850
MORGAN
FINANCING AND LOANS
Beginning of the year		10,846
Interest, Monetary and exchange variations incurred		163
Classification held for sale		(11,009)
End of the year			10,846
LLOYDS
FINANCING AND LOANS
Beginning of the year	1,573	1,299
Interest, Monetary and exchange variations incurred	7	274
Classification held for sale	(1,580)
End of the year		1,573	1,299
CAJUBI - Foundation Prev. ITAIPU PY
FINANCING AND LOANS
Beginning of the year		1,299	1,856
Interest, Monetary and exchange variations incurred			(557)
End of the year			1,299
National Currency
FINANCING AND LOANS
Beginning of the year	33,709,463	33,528,578	31,112,745
Raising / Cost	15,947,038	5,367,977	4,738,873
Interest, Monetary and exchange variations incurred	2,279,329	3,195,897	3,317,659
Costs incurred and paid		(85,301)
Interest paid	(2,104,774)	(3,088,429)	(2,429,058)
Amortization of the Principal	(5,679,750)	(4,599,762)	(3,211,514)
Transfers	198,587	87,446	(5,070)
Classification held for sale	(2,585,007)	(696,945)
End of the year	41,764,887	33,709,463	33,528,578
Global Reversion Reserve (RGR)
FINANCING AND LOANS
Beginning of the year	7,420,023	6,647,839	6,439,374
Raising / Cost	474,378	2,080,931	1,007,112
Interest, Monetary and exchange variations incurred	410,658	625,933	220,421
Interest paid	(190,527)	(185,152)	(138,869)
Amortization of the Principal	(1,093,290)	(1,098,083)	(880,198)
Transfers	2
Classification held for sale	(1,218,393)	(651,446)
End of the year	5,802,851	7,420,023	6,647,839
BNDES
FINANCING AND LOANS
Beginning of the year	8,735,480	9,016,040	10,414,453
Raising / Cost	1,209	1,229,527	763,893
Interest, Monetary and exchange variations incurred	625,872	774,014	909,748
Costs incurred and paid		(41,346)
Interest paid	(818,206)	(1,131,942)	(521,381)
Amortization of the Principal	(901,291)	(1,189,144)	(1,263,755)
Transfers	(11,580)	78,331	344,276
Classification held for sale	(1,042,824)
End of the year	6,588,660	8,735,480	9,016,040
Banco do Brasil
FINANCING AND LOANS
Beginning of the year	5,184,096	5,943,566	3,606,127
Raising / Cost	405,262	85,000
Interest, Monetary and exchange variations incurred	381,833	628,275	928,556
Interest paid	(379,738)	(670,817)	(882,116)
Amortization of the Principal	(894,481)	(801,929)	(443,066)
Transfers	(1)		(100,843)
End of the year	4,696,971	5,184,096	5,943,566
Banco do Nordeste do Brasil
FINANCING AND LOANS
Beginning of the year	171,073	215,837	264,992
Raising / Cost	134,792
Interest, Monetary and exchange variations incurred	19,870	14,672	18,168
Interest paid	(18,485)	(13,677)	(4,837)
Amortization of the Principal	(52,963)	(45,759)	(62,486)
Transfers	1
End of the year	254,288	171,073	215,837
BRDE
FINANCING AND LOANS
Beginning of the year	153,542	180,826	39,098
Raising / Cost		124,902	146,961
Interest, Monetary and exchange variations incurred	867	17,590	17,616
Costs incurred and paid		(18,935)
Interest paid	(23,011)	(138,935)	(10,468)
Amortization of the Principal	(15,886)	(21,021)	(16,877)
Transfers	214,925	9,115	1
Classification held for sale	(323,790)
End of the year	6,647	153,542	180,826
Safra
FINANCING AND LOANS
Raising / Cost	195,238
Interest, Monetary and exchange variations incurred	15,758
Transfers	(4,762)
End of the year	206,234
Caixa Economica Federal
FINANCING AND LOANS
Beginning of the year	9,320,284	9,228,525	8,500,730
Raising / Cost	282,083	857,999	2,208,000
Interest, Monetary and exchange variations incurred	599,535	954,561	1,033,036
Interest paid	(541,132)	(763,449)	(801,655)
Amortization of the Principal	(2,081,649)	(911,853)	(264,434)
Transfers			(243,435)
Classification held for sale		(45,499)
End of the year	7,579,121	9,320,284	9,228,525
BASA
FINANCING AND LOANS
Beginning of the year	566,038	647,787	658,033
Raising / Cost			10,020
Interest, Monetary and exchange variations incurred	30,114	43,346	49,703
Interest paid	(35,576)	(48,626)	(47,873)
Amortization of the Principal	(126,250)	(76,469)	(17,030)
Transfers			(5,069)
End of the year	434,326	566,038	647,787
Santander
FINANCING AND LOANS
Beginning of the year	150,109
Raising / Cost		150,000
Interest, Monetary and exchange variations incurred	12,556	9,324
Interest paid	(12,581)	(9,215)
Amortization of the Principal	(25,590)
End of the year	124,494	150,109
FINEP
FINANCING AND LOANS
Beginning of the year	138,906	161,362	163,880
Interest, Monetary and exchange variations incurred	5,687	7,049	8,050
Interest paid	(5,215)	(6,138)	(6,689)
Amortization of the Principal	(23,480)	(23,367)	(3,879)
End of the year	115,898	138,906	161,362
Banco ABC - 30MM
FINANCING AND LOANS
Beginning of the year	30,032	30,040
Raising / Cost			30,000
Interest, Monetary and exchange variations incurred	2,819	3,896	290
Interest paid	(2,805)	(3,904)	(250)
End of the year	30,046	30,032	30,040
BBM
FINANCING AND LOANS
Beginning of the year	100,073
Raising / Cost		100,000
Interest, Monetary and exchange variations incurred	8,370	5,736
Interest paid	(8,387)	(5,663)
Amortization of the Principal	(17,060)
Transfers	2
End of the year	82,998	100,073
IBM
FINANCING AND LOANS
Beginning of the year	2,246	2,246
End of the year	2,246	2,246	2,246
Other Financial Institutions
FINANCING AND LOANS
Beginning of the year		1,456,307	1,026,058
Raising / Cost			572,887
Interest, Monetary and exchange variations incurred			132,071
Interest paid			(14,920)
Amortization of the Principal			(259,789)
End of the year			1,456,307
Promissory Notes
FINANCING AND LOANS
Beginning of the year	664,980	285,310
Raising / Cost		690,000
Interest, Monetary and exchange variations incurred		4,441
Costs incurred and paid		(25,020)
Interest paid		(39,751)
Amortization of the Principal		(250,000)
End of the year	664,980	664,980	285,310
FIDC
FINANCING AND LOANS
Beginning of the year	1,421
Interest, Monetary and exchange variations incurred	56,479	72,580
Interest paid	(50,388)	(71,159)
End of the year	7,512	1,421
Credit Assignment - Santander
FINANCING AND LOANS
Beginning of the year	369,100	531,933	649,030
Raising / Cost	8,498	19,304
Interest, Monetary and exchange variations incurred			55,196
Amortization of the Principal	(187,949)	(182,137)	(172,293)
End of the year	189,649	369,100	531,933
State Grid
FINANCING AND LOANS
Beginning of the year	702,060	637,266	278,599
Raising / Cost		30,314	329,805
Interest, Monetary and exchange variations incurred	70,679	34,480	28,862
End of the year	772,739	702,060	637,266
BR Distribuidora
FINANCING AND LOANS
Raising / Cost	1,217,992
Interest, Monetary and exchange variations incurred	18,672
Interest paid	(18,325)
Amortization of the Principal	(171,117)
End of the year	1,047,221
Petrobras
FINANCING AND LOANS
Raising / Cost	13,227,586
Interest, Monetary and exchange variations incurred	19,560
Interest paid	(398)
Amortization of the Principal	(88,743)
End of the year	R$ 13,158,005
Other
FINANCING AND LOANS
Beginning of the year		R$ 287,108	98,429
Raising / Cost			243,082
Interest, Monetary and exchange variations incurred			48,013
Interest paid			(14,920)
Amortization of the Principal			(87,496)
End of the year			R$ 287,108